Nature of Operations and Items Impacting Basis of Presentation - Narrative (Details) - USD ($) $ in Thousands			10 Months Ended	12 Months Ended
		Mar. 01, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration	[1]			$ 43,986	$ 0	$ 0
Dividends				3,753
Goodwill impairment				324	0	0
Capital contribution from affiliated entity				3,666
Assurant Employee Benefits | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration			$ 45,131
Contingent consideration		$ 800		800
Additional cash consideration			800	800
Estimated gain on disposal before adjustment			35,972
Deferred gain on disposal		29,055	3,434	$ 3,434
Deferred gain, percentage to be earned in period				90.00%
Amortization of disposal				$ 25,621
Gain on disposal				32,538
Goodwill impairment				324
Pre-tax income for disposal group				$ 195	$ 3,727	$ 5,866
Assurant Employee Benefits | Parent Company | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net cash consideration			$ 926,174
Contingent consideration		$ 16,000

[1]	(1) Related to the sale of Assurant's Employee Benefits segment mainly through reinsurance transactions.